INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the year ended
	July 31, 2024	July 31, 2023

Current Hong Kong	$22,023	$12,095
Deferred Hong Kong	–	–
Provision for income taxes	$22,023	$12,095

Schedule of Hong Kong effective tax rate

	For the year ended July 31, 2024		For the year ended July 31, 2023

Hong Kong statutory income tax rate	8.25%		16.50%
Non deductible stock compensation	–		(25.30%	)
Prior year over-accrual of provision for income taxes	(2.21%	)	–
Effective tax rate	6.04%		(8.80%	)